Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Assets [Abstract]
Summary of Other Assets

	As at	As at
	December 31, 2021	December 31, 2020
Security deposits	3,780	3,143
Investments in equity securities	31,391	9,727
Other	2,671	6,293
Indemnification asset	-	4,736
	37,842	23,899